As filed with the Securities and Exchange Commission on March 7, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22917

Absolute Shares Trust
 (Exact name of registrant as specified in charter)

Millington Securities, Inc.
331 Newman Springs Rd Suite 101
Red Bank, New Jersey 07701
 (Address of principal executive offices) (Zip code)

Don Schreiber, Jr.
Millington Securities, Inc.
331 Newman Springs Rd Suite 101
Red Bank, New Jersey 07701
 (Name and address of agent for service)

(732) 842-4920
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2018

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

(Unaudited)
December 31, 2018

WBI BullBear Rising Income 2000 ETF | WBIA
WBI BullBear Value 2000 ETF | WBIB
WBI BullBear Yield 2000 ETF | WBIC
WBI BullBear Quality 2000 ETF | WBID
WBI BullBear Rising Income 1000 ETF | WBIE
WBI BullBear Value 1000 ETF | WBIF
WBI BullBear Yield 1000 ETF | WBIG
WBI BullBear Quality 1000 ETF | WBIL
WBI BullBear Global Income ETF | WBII
WBI BullBear Global High Income ETF | WBIH
WBI BullBear Global Rotation ETF | WBIR
WBI Power Factor™ High Dividend ETF | WBIY

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Absolute Shares Trust
Table of Contents

Portfolio Allocations	1

Schedules of Investments	2

Statements of Assets and Liabilities	15

Statements of Operations	18

Statements of Changes in Net Assets	21

Financial Highlights	24

Notes to Financial Statements	30

Expense Examples	41

Information About Portfolio Holdings	43

Information About Proxy Voting	43

Information About the Funds’ Trustees	43

Frequency Distributions of Premiums and Discounts	43

(This page intentionally left blank.)

Absolute Shares Trust

Portfolio Allocations
As of December 31, 2018 (Unaudited)

WBI BullBear Rising Income 2000 ETF
Percentage of
Industry Group	Net Assets
Short-Term Investments and
Other Assets and Liabilities	97.5%
Insurance	2.5%
TOTAL	100.0%

WBI BullBear Value 2000 ETF
Percentage of
Industry Group	Net Assets
Short-Term Investments and
Other Assets and Liabilities	83.5%
Media & Entertainment	5.0%
Consumer Durables & Apparel	4.1%
Commercial &
Professional Services	4.1%
Energy	3.3%
TOTAL	100.0%

WBI BullBear Yield 2000 ETF
Percentage of
Industry Group	Net Assets
Short-Term Investments and
Other Assets and Liabilities	100.0%
TOTAL	100.0%

WBI BullBear Quality 2000 ETF
Percentage of
Industry Group	Net Assets
Short-Term Investments and
Other Assets and Liabilities	93.3%
Commercial &
Professional Services	4.1%
Food & Staple Retailing	2.6%
TOTAL	100.0%

WBI BullBear Rising Income 1000 ETF
Percentage of
Industry Group	Net Assets
Short-Term Investments and
Other Assets and Liabilities	91.6%
Food, Beverage & Tobacco	4.4%
Retailing	4.0%
TOTAL	100.0%

WBI BullBear Value 1000 ETF
Percentage of
Industry Group	Net Assets
Short-Term Investments and
Other Assets and Liabilities	100.0%
TOTAL	100.0%

WBI BullBear Yield 1000 ETF
Percentage of
Industry Group	Net Assets
Short-Term Investments and
Other Assets and Liabilities	100.0%
TOTAL	100.0%

WBI BullBear Quality 1000 ETF
Percentage of
Industry Group	Net Assets
Short-Term Investments and
Other Assets and Liabilities	100.0%
TOTAL	100.0%

WBI BullBear Global Income ETF
Percentage of
Industry Group	Net Assets
Exchange Traded Funds	99.5%
Short-Term Investments and
Other Assets and Liabilities	0.5%
TOTAL	100.0%

WBI BullBear Global High Income ETF
Percentage of
Industry Group	Net Assets
Exchange Traded Funds	52.7%
Short-Term Investments and
Other Assets and Liabilities	47.3%
TOTAL	100.0%

WBI BullBear Global Rotation ETF
Percentage of
Industry Group	Net Assets
Short-Term Investments and
Other Assets and Liabilities	57.8%
Exchange Traded Funds	42.2%
TOTAL	100.0%

WBI Power Factor™ High Dividend ETF
Percentage of
Industry Group	Net Assets
Telecommunication Services	10.8%
Materials	9.9%
Food, Beverage & Tobacco	9.3%
Consumer Services	8.2%
Banks	6.3%
Automobiles & Components	6.0%
Commercial &
Professional Services	5.7%
Utilities	5.2%
Software & Services	5.0%
Technology Hardware
& Equipment	5.0%
Retailing	4.9%
Insurance	4.8%
Diversified Financials	4.5%
Consumer Durables & Apparel	4.4%
Media & Entertainment	4.4%
Health Care Equipment
& Services	2.9%
Household & Personal Products	1.6%
Short-Term Investments and
Other Assets and Liabilities	0.6%
Real Estate	0.3%
Energy	0.2%
TOTAL	100.0%

Absolute Shares Trust

WBI BullBear Rising Income 2000 ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—2.5%
Insurance—2.5%
13,636	Argo Group International Holdings, Ltd.	$917,021
TOTAL COMMON STOCKS
(Cost $942,334)		917,021

Shares/
Amount	Security Description	Value
SHORT-TERM INVESTMENTS—97.6%
36,160,746	U.S. Bank Money Market
	Deposit Account, 2.20%	36,160,746
TOTAL SHORT-TERM INVESTMENTS
(Cost $36,160,746)		36,160,746
TOTAL INVESTMENTS—100.1%
(Cost $37,103,080)		37,077,767
Liabilities in Excess of Other Assets—(0.1)%		(36,537)
NET ASSETS—100.0%		$37,041,230
_________

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI BullBear Value 2000 ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—16.5%
Commercial & Professional Services—4.1%
41,529	ABM Industries, Inc.	$1,333,496

Consumer Durables & Apparel—4.1%
51,820	PulteGroup, Inc.	1,346,802

Energy—3.3%
120,599	Cosan, Ltd.—Class A	1,061,271

Media & Entertainment—5.0%
35,469	Tribune Media Company—Class A	1,609,583
TOTAL COMMON STOCKS
(Cost $5,053,820)		5,351,152

Shares/
Amount	Security Description	Value
SHORT-TERM INVESTMENTS—91.0%
29,486,221	U.S. Bank Money Market
	Deposit Account, 2.20%	29,486,221
TOTAL SHORT-TERM INVESTMENTS
(Cost $29,486,221)		29,486,221
TOTAL INVESTMENTS—107.5%
(Cost $34,540,041)		34,837,373
Liabilities in Excess of Other Assets—(7.5)%		(2,425,467)
NET ASSETS—100.0%		$32,411,906
_________

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI BullBear Yield 2000 ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Shares/
Amount	Security Description	Value
SHORT-TERM INVESTMENTS- 100.1%
56,863,843	U.S. Bank Money Market
	Deposit Account, 2.20%	$56,863,843
TOTAL SHORT-TERM INVESTMENTS
(Cost $56,863,843)		56,863,843
TOTAL INVESTMENTS—100.1%
(Cost $56,863,843)		56,863,843
Liabilities in Excess of Other Assets—(0.1)%		(69,531)
NET ASSETS—100.0%		$56,794,312
_________

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI BullBear Quality 2000 ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—6.7%
Commercial & Professional Services—4.1%
41,748	ABM Industries, Inc.	$1,340,529

Food & Staples Retailing—2.6%
17,681	Weis Markets, Inc.	844,798
TOTAL COMMON STOCKS
(Cost $2,146,104)		2,185,327

Shares/
Amount	Security Description	Value
SHORT-TERM INVESTMENTS—98.8%
32,178,186	U.S. Bank Money Market
	Deposit Account, 2.20%	32,178,186
TOTAL SHORT-TERM INVESTMENTS
(Cost $32,178,186)		32,178,186
TOTAL INVESTMENTS—105.5%
(Cost $34,324,290)		34,363,513
Liabilities in Excess of Other Assets—(5.5)%		(1,796,363)
NET ASSETS—100.0%		$32,567,150
_________

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI BullBear Rising Income 1000 ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—8.4%
Food, Beverage & Tobacco—4.4%
17,708	Hershey Company	$1,897,943

Retailing—4.0%
16,336	Dollar General Corporation	1,765,595
TOTAL COMMON STOCKS
(Cost $3,614,223)		3,663,538

Shares/
Amount	Security Description	Value
SHORT-TERM INVESTMENTS- 95.8%
41,928,754	U.S. Bank Money Market
	Deposit Account, 2.20%	41,928,754
TOTAL SHORT-TERM INVESTMENTS
(Cost $41,928,754)		41,928,754
TOTAL INVESTMENTS—104.2%
(Cost $45,542,977)		45,592,292
Liabilities in Excess of Other Assets—(4.2)%		(1,842,646)
NET ASSETS—100.0%		$43,749,646
_________

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI BullBear Value 1000 ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Shares/
Amount	Security Description	Value
SHORT-TERM INVESTMENTS- 100.2%
37,007,212	U.S. Bank Money Market
	Deposit Account, 2.20%	$37,007,212
TOTAL SHORT-TERM INVESTMENTS
(Cost $37,007,212)		37,007,212
TOTAL INVESTMENTS—100.2%
(Cost $37,007,212)		37,007,212
Liabilities in Excess of Other Assets—(0.2)%		(79,984)
NET ASSETS—100.0%		$36,927,228
_________

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI BullBear Yield 1000 ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Shares/
Amount	Security Description	Value
SHORT-TERM INVESTMENTS—100.1%
65,761,966	U.S. Bank Money Market
	Deposit Account, 2.20%	$65,761,966
TOTAL SHORT-TERM INVESTMENTS
(Cost $65,761,966)		65,761,966
TOTAL INVESTMENTS—100.1%
(Cost $65,761,966)		65,761,966
Liabilities in Excess of Other Assets—(0.1)%		(72,853)
NET ASSETS—100.0%		$65,689,113
_________

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI BullBear Quality 1000 ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Shares/
Amount	Security Description	Value
SHORT-TERM INVESTMENTS—100.2%
34,529,325	U.S. Bank Money Market
	Deposit Account, 2.20%	$34,529,325
TOTAL SHORT-TERM INVESTMENTS
(Cost $34,529,325)		34,529,325
TOTAL INVESTMENTS—100.2%
(Cost $34,529,325)		34,529,325
Liabilities in Excess of Other Assets—(0.2)%		(53,117)
NET ASSETS—100.0%		$34,476,208
_________

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI BullBear Global Income ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Shares	Security Description	Value
EXCHANGE TRADED FUNDS—99.5%
99,859	First Trust Low Duration
	Opportunities ETF	$5,097,802
619,128	First Trust Preferred Securities
	and Income ETF+	11,113,347
424,471	Invesco BulletShares 2022
	Corporate Bond ETF	8,748,347
275,927	iShares 20+ Year
	Treasury Bond ETF+	33,527,890
57,837	iShares Agency Bond ETF+	6,485,263
222,553	iShares Intermediate-Term
	Corporate Bond ETF	11,666,229
433,213	Vanguard Long-Term Treasury ETF	32,365,343
TOTAL EXCHANGE TRADED FUNDS
(Cost $106,835,110)		109,004,221

Shares/
Amount	Security Description	Value
SHORT-TERM INVESTMENTS—0.9%
980,711	U.S. Bank Money Market
	Deposit Account, 2.20%	980,711
TOTAL SHORT-TERM INVESTMENTS
(Cost $980,711)		980,711

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING—12.8%
14,081,234	Mount Vernon Liquid Assets
	Portfolio, LLC, 2.59% (a)*	14,081,234
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $14,081,234)		14,081,234
TOTAL INVESTMENTS—113.2%
(Cost $121,897,055)		124,066,166
Liabilities in Excess of Other Assets—(13.2)%		(14,482,699)
NET ASSETS—100.0%		$109,583,467
_________

(a)	The rate quoted is the annualized seven-day yield as of December 31, 2018.
+	All or a portion of this security is on loan as of December 31, 2018. Total value of securities on loan is $13,859,223.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI BullBear Global High Income ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Shares	Security Description	Value
EXCHANGE TRADED FUNDS—52.7%
34,932	First Trust Low Duration
	Opportunities ETF	$1,783,278
303,681	First Trust Preferred
	Securities and Income ETF	5,451,074
222,085	Invesco BulletShares 2022
	Corporate Bond ETF+	4,577,172
353,975	iShares 20+ Year
	Treasury Bond ETF+	43,011,502
22,733	iShares Agency Bond ETF+	2,549,052
112,550	iShares Intermediate-Term
	Corporate Bond ETF	5,899,871
574,927	Vanguard Long-Term
	Treasury ETF+	42,952,796
TOTAL EXCHANGE TRADED FUNDS
(Cost $101,982,544)		106,224,745

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS—47.6%
95,840,148	U.S. Bank Money Market
	Deposit Account, 2.20%	95,840,148
TOTAL SHORT-TERM INVESTMENTS
(Cost $95,840,148)		95,840,148

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING—17.7%
35,622,588	Mount Vernon Liquid Assets
	Portfolio, LLC, 2.59% (a)*	35,622,588
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $35,622,588)		35,622,588
TOTAL INVESTMENTS—118.0%
(Cost $233,445,280)		237,687,481
Liabilities in Excess of Other Assets—(18.0)%		(36,302,433)
NET ASSETS—100.0%		$201,385,048
_________

(a)	The rate quoted is the annualized seven-day yield as of December 31, 2018.
+	All or a portion of this security is on loan as of December 31, 2018. Total value of securities on loan is $35,151,141.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI BullBear Global Rotation ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Shares	Security Description	Value
EXCHANGE TRADED FUNDS—42.2%
30,949	First Trust Low Duration
	Opportunities ETF	$1,579,946
14,414	iShares Agency Bond ETF+	1,616,242
14,824	iShares Intermediate-Term
	Corporate Bond ETF	777,074
46,917	iShares Long-Term
	Corporate Bond ETF+	2,641,427
102,132	iShares Short Treasury Bond ETF+	11,265,160
TOTAL EXCHANGE TRADED FUNDS
(Cost $17,970,841)		17,879,849

Shares/
Amount	Security Description	Value
SHORT-TERM INVESTMENTS—58.4%
24,706,935	U.S. Bank Money Market
	Deposit Account, 2.20%	24,706,935
TOTAL SHORT-TERM INVESTMENTS
(Cost $24,706,935)		24,706,935

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING—23.7%
10,031,140	Mount Vernon Liquid Assets
	Portfolio, LLC, 2.59% (a)*	10,031,140
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $10,031,140)		10,031,140
TOTAL INVESTMENTS—124.3%
(Cost $52,708,916)		52,617,924
Liabilities in Excess of Other Assets—(24.3)%		(10,277,199)
NET ASSETS—100.0%		$42,340,725
_________

(a)	The rate quoted is the annualized seven-day yield as of December 31, 2018.
+	All or a portion of this security is on loan as of December 31, 2018. Total value of securities on loan is $9,818,317.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI Power FactorTM High Dividend ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—99.4%
Automobiles & Components—6.0%
508,084	Ford Motor Company	$3,886,843
33,410	Harley-Davidson, Inc.	1,139,949
		5,026,792
Banks—6.3%
90,001	FNB Corporation	885,610
11,143	Hanmi Financial Corporation	219,517
53,240	KeyCorp	786,887
164,683	New York Community Bancorp, Inc.	1,549,667
69,866	People’s United Financial, Inc.	1,008,167
53,927	Umpqua Holdings Corporation	857,439
		5,307,287
Commercial & Professional Services—5.7%
178,370	Nielsen Holdings plc	4,161,372
85,691	Pitney Bowes, Inc.	506,434
14,933	Quad/Graphics, Inc.+	183,974
		4,851,780
Consumer Durables & Apparel—4.4%
202,148	Newell Brands, Inc.+	3,757,931

Consumer Services—8.2%
78,903	H&R Block, Inc.	2,001,769
62,297	Las Vegas Sands Corporation	3,242,559
48,155	Wyndham Destinations, Inc.	1,725,875
		6,970,203
Diversified Financials—4.5%
66,783	BGC Partners, Inc.—Class A	345,268
31,795	Federated Investors, Inc.—Class B	844,157
71,279	Invesco, Ltd.+	1,193,211
33,592	Legg Mason, Inc.	856,932
67,772	Navient Corporation	597,071
		3,836,639
Energy—0.2%
17,702	EnLink Midstream LLC	167,992

Food, Beverage & Tobacco—9.3%
76,111	Altria Group, Inc.	3,759,122
105,296	General Mills, Inc.	4,100,226
		7,859,348
Health Care Equipment & Services—2.9%
25,230	Cardinal Health, Inc.	1,125,258
68,149	Patterson Companies, Inc.	1,339,809
		2,465,067
Household & Personal Products—1.6%
11,856	Kimberly-Clark Corporation	1,350,873

Insurance—4.8%
9,128	Mercury General Corporation	472,009
22,791	MetLife, Inc.	935,798
48,561	Old Republic International Corporation	998,900
18,651	Principal Financial Group, Inc.	823,815
9,837	Prudential Financial, Inc.	802,207
		4,032,729
Materials—9.9%
100,114	International Paper Company	4,040,601
49,810	LyondellBasell Industries N.V.—Class A	4,142,200
8,799	Schweitzer-Mauduit International, Inc.	220,415
		8,403,216
Media & Entertainment—4.4%
45,604	Entercom Communications
	Corporation—Class A+	260,399
32,607	Gannett Company, Inc.	278,138
120,683	Interpublic Group of Companies, Inc.	2,489,690
12,468	Meredith Corporation	647,588
		3,675,815
Real Estate—0.3%
30,989	Newmark Group, Inc.—Class A	248,534

Retailing—4.9%
21,959	Buckle, Inc.	424,687
13,040	Cato Corporation—Class A	186,081
105,109	Chico’s FAS, Inc.	590,713
84,203	Macy’s, Inc.	2,507,565
177,343	Office Depot, Inc.	457,545
		4,166,591
Software & Services—5.0%
37,167	International Business
	Machines Corporation+	4,224,773

Technology Hardware & Equipment—5.0%
108,508	Seagate Technology plc	4,187,324

Telecommunication Services—10.8%
105,711	AT&T, Inc.	3,016,992
218,583	CenturyLink, Inc.	3,311,532
19,225	Consolidated Communications
	Holdings, Inc.	189,943
45,745	Verizon Communications, Inc.	2,571,784
		9,090,251
Utilities—5.2%
155,588	CenterPoint Energy, Inc.	4,392,249

TOTAL COMMON STOCKS
(Cost $100,224,220)		84,015,394

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI Power FactorTM High Dividend ETF
Schedule of Investments (concluded)
December 31, 2018 (Unaudited)

Shares/
Amount	Security Description	Value
SHORT-TERM INVESTMENTS—3.2%
2,676,352	U.S. Bank Money Market
	Deposit Account, 2.20%	$2,676,352
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,676,352)		2,676,352

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING—9.2%
7,805,941	Mount Vernon Liquid Assets
	Portfolio, LLC, 2.59% (a)*	7,805,941
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $7,805,941)		7,805,941
TOTAL INVESTMENTS—111.8%
(Cost $110,706,513)		94,497,687
Liabilities in Excess of Other Assets—(11.8)%		(9,980,572)
NET ASSETS—100.0%		$84,517,115
_________

(a)	The rate quoted is the annualized seven-day yield as of December 31, 2018.
+	All or a portion of this security is on loan as of December 31, 2018. Total value of securities on loan is $7,707,974.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Assets and Liabilities
December 31, 2018 (Unaudited)

	WBI BullBear
	Rising Income	WBI BullBear	WBI BullBear	WBI BullBear
	2000 ETF	Value 2000 ETF	Yield 2000 ETF	Quality 2000 ETF
ASSETS
Investments in securities, at value*+ (Note 2)	$37,077,767	$34,837,373	$56,863,843	$34,363,513
Dividends and interest receivable	53,659	64,105	80,792	50,546
Prepaid expenses and other assets	7,977	7,494	7,865	7,528
Securities lending income receivable	81	86	153	108
Total Assets	37,139,484	34,909,058	56,952,653	34,421,695

LIABILITIES
Payables
Collateral received for securities loaned (Note 7)	—	—	—	—
Investments purchased	—	2,354,277	—	1,704,760
Distribution Payable	48,734	98,120	96,030	104,382
Management fees (Note 3)	27,746	24,259	42,291	24,511
Administration and fund accounting fees	8,725	8,755	8,928	8,949
Audit fees	4,977	4,979	4,977	4,979
Chief Compliance Officer fee	2,096	692	687	691
Custody fees	1,300	1,150	653	1,174
Directors fees	44	44	44	44
Legal fees	2,861	3,097	2,762	3,083
Accrued other expenses	1,771	1,779	1,969	1,972
Total Liabilities	98,254	2,497,152	158,341	1,854,545
NET ASSETS	$37,041,230	$32,411,906	$56,794,312	$32,567,150

NET ASSETS CONSIST OF:
Paid-in Capital	$61,138,003	$48,872,071	$89,180,819	$51,148,177
Total distributable earnings (accumulated deficit)	(24,096,773)	(16,460,165)	(32,386,507)	(18,581,027)
Net Assets	$37,041,230	$32,411,906	$56,794,312	$32,567,150
*Cost
Investments in securities	$37,103,080	$34,540,041	$56,863,843	$34,324,290
Net Asset Value (unlimited shares authorized):
Net Assets	$37,041,230	$32,411,906	$56,794,312	$32,567,150
Shares Outstanding^	1,750,000	1,550,000	2,850,000	1,550,000
Net Asset Value, Offering and Redemption Price per Share	$21.17	$20.91	$19.93	$21.01

^	No Par Value
+	Including securities on loan of $0, $0, $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Assets and Liabilities (continued)
December 31, 2018 (Unaudited)

	WBI BullBear
	Rising Income	WBI BullBear	WBI BullBear	WBI BullBear
	1000 ETF	Value 1000 ETF	Yield 1000 ETF	Quality 1000 ETF
ASSETS
Investments in securities, at value *+ (Note 2)	$45,592,292	$37,007,212	$65,761,966	$34,529,325
Dividends and interest receivable	86,149	64,772	144,124	46,671
Prepaid expenses and other assets	7,810	7,358	7,585	7,893
Securities lending income receivable	460	290	492	268
Total Assets	45,686,711	37,079,632	65,914,167	34,584,157

LIABILITIES
Payables
Collateral received for securities loaned (Note 7)	—	—	—	—
Investments purchased	1,752,526	—	—	—
Distribution Payable	130,848	102,522	153,503	60,052
Management fees (Note 3)	32,786	27,801	49,982	26,241
Administration and fund accounting fees	9,102	9,908	10,202	9,335
Audit fees	4,975	4,980	4,981	4,975
Chief Compliance Officer fee	767	764	805	714
Custody fees	1,647	1,581	1,036	1,588
Directors fees	44	44	44	44
Legal fees	3,004	3,065	2,998	2,861
Accrued other expenses	1,366	1,739	1,503	2,139
Total Liabilities	1,937,065	152,404	225,054	107,949
NET ASSETS	$43,749,646	$36,927,228	$65,689,113	$34,476,208

NET ASSETS CONSIST OF:
Paid-in Capital	$60,245,847	$37,822,100	$83,970,178	$45,249,967
Total distributable earnings (accumulated deficit)	(16,496,201)	(894,872)	(18,281,065)	(10,773,759)
Net Assets	$43,749,646	$36,927,228	$ 65,689,113	$34,476,208
*Cost
Investments in securities	$45,542,977	$37,007,212	$65,761,966	$34,529,325
Net Asset Value (unlimited shares authorized):
Net Assets	$43,749,646	$36,927,228	$65,689,113	$34,476,208
Shares Outstanding^	1,750,000	1,350,000	2,800,000	1,400,000
Net Asset Value, Offering and Redemption Price per Share	$25.00	$27.35	$23.46	$24.63

^	No Par Value
+	Including securities on loan of $0, $0, $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Assets and Liabilities (concluded)
December 31, 2018 (Unaudited)

	WBI BullBear	WBI BullBear	WBI BullBear	WBI Power
	Global	Global High	Global	Factor™ High
	Income ETF	Income ETF	Rotation ETF	Dividend ETF
ASSETS
Investments in securities, at value *+ (Note 2)	$124,066,166	$237,687,481	$52,617,924	$94,497,687
Dividends and interest receivable	57,518	151,959	29,289	299,943
Prepaid expenses and other assets	9,123	7,972	7,142	7,856
Securities lending income receivable	16,307	31,319	6,608	2,037
Total Assets	124,149,114	237,878,731	52,660,963	94,807,523

LIABILITIES
Payables
Collateral received for securities loaned (Note 7)	14,081,234	35,622,588	10,031,140	7,805,941
Investments purchased	—	—	—	—
Distribution Payable	394,935	687,642	235,593	2,408,608
Management fees (Note 3)	61,256	147,584	34,298	57,505
Administration and fund accounting fees	13,246	18,992	7,158	7,463
Audit fees	4,994	5,013	5,710	4,509
Chief Compliance Officer fee	1,014	1,613	554	651
Custody fees	1,757	3,451	160	227
Directors fees	44	44	111	111
Legal fees	4,561	4,061	2,745	2,797
Accrued other expenses	2,606	2,695	2,769	2,596
Total Liabilities	14,565,647	36,493,683	10,320,238	10,290,408
NET ASSETS	$109,583,467	$201,385,048	$42,340,725	$84,517,115

NET ASSETS CONSIST OF:
Paid-in Capital	$120,580,789	$236,858,774	$46,294,939	$105,860,245
Total distributable earnings (accumulated deficit)	(10,997,322)	(35,473,726)	(3,954,214)	(21,343,130)
Net Assets	$109,583,467	$201,385,048	$42,340,725	$84,517,115
*Cost
Investments in securities	$121,897,055	$233,445,280	$52,708,916	$110,706,513
Net Asset Value (unlimited shares authorized):
Net Assets	$109,583,467	$201,385,048	$42,340,725	$84,517,115
Shares Outstanding^	4,550,000	9,200,000	1,850,000	3,800,000
Net Asset Value, Offering and Redemption Price per Share	$24.08	$21.89	$22.89	$22.24

^	No Par Value
+	Including securities on loan of $13,859,223, $35,151,141, $9,818,317 and $7,707,974, respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Operations
For the Six-Months Ended December 31, 2018 (Unaudited)

	WBI BullBear
	Rising Income	WBI BullBear	WBI BullBear	WBI BullBear
	2000 ETF	Value 2000 ETF	Yield 2000 ETF	Quality 2000 ETF
INVESTMENT INCOME
Income:
Dividends+	$362,346	$392,761	$721,873	$334,528
Interest	144,144	107,602	211,822	110,213
Securities lending income (Note 7)	3,791	3,869	8,319	10,249
Total Investment Income	510,281	504,232	942,014	454,990

Expenses:
Management fees (Note 3)	201,289	169,707	261,585	175,831
Administration, fund accounting and custodian fees (Note 6)	35,776	35,446	35,449	34,970
Professional fees	23,512	21,852	22,199	21,865
Exchange fees	4,907	4,907	5,035	4,721
Directors’ fees and expenses	5,377	5,377	5,377	5,376
Shareholder reporting expenses	3,590	3,599	3,549	3,606
Insurance expenses	3,742	5,089	4,517	5,132
Miscellaneous expenses	2,173	2,126	2,149	2,130
Total Expenses	280,366	248,103	339,860	253,631
Less: Fees (Waived)/Recouped	—	—	—	—
Net Expenses	280,366	248,103	339,860	253,631
Net Investment Income	229,915	256,129	602,154	201,359

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	(5,334,441)	(5,048,116)	(8,408,992)	(3,205,836)
Capital gain distributions from regulated investment companies	—	—	—	—
Net change in unrealized appreciation (depreciation) of:
Investments in securities	(422,362)	(468,006)	(1,028,796)	(505,573)
Net realized and unrealized gain (loss) on investments	(5,756,803)	(5,516,122)	(9,437,788)	(3,711,409)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(5,526,888)	$(5,259,993)	$(8,835,634)	$(3,510,050)

+	Net of withholding taxes of $0, $707, $406 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Operations (continued)
For the Six-Months Ended December 31, 2018 (Unaudited)

	WBI BullBear
	Rising Income	WBI BullBear	WBI BullBear	WBI BullBear
	1000 ETF	Value 1000 ETF	Yield 1000 ETF	Quality 1000 ETF
INVESTMENT INCOME
Income:
Dividends+	$502,662	$388,590	$816,107	$284,154
Interest	115,381	113,076	183,427	113,039
Securities lending income (Note 7)	5,789	4,782	6,750	4,198
Total Investment Income	623,832	506,448	1,006,284	401,391

Expenses:
Management fees (Note 3)	253,507	214,043	343,590	202,317
Administration, fund accounting and custodian fees (Note 6)	35,408	34,202	34,259	34,668
Professional fees	21,871	21,811	21,838	22,070
Exchange fees	4,907	4,911	4,911	4,721
Directors’ fees and expenses	5,376	5,377	5,377	5,376
Shareholder reporting expenses	3,636	3,627	3,622	3,563
Insurance expenses	4,179	5,460	5,257	4,053
Miscellaneous expenses	2,256	2,115	2,110	2,161
Total Expenses	331,140	291,546	420,964	278,929
Less: Fees (Waived)/Recouped	—	—	—	—
Net Expenses	331,140	291,546	420,964	278,929
Net Investment Income	292,692	214,902	585,320	122,462

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	2,511,387	2,192,963	(3,975,301)	(40,617)
Capital gain distributions from regulated investment companies	—	—	—	—
Net change in unrealized appreciation (depreciation) of:
Investments in securities	(2,369,465)	(1,739,543)	(3,028,673)	(628,596)
Net realized and unrealized gain (loss) on investments	141,922	453,420	(7,003,974)	(669,213)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$434,614	$668,322	$(6,418,654)	$(546,751)

+	Net of withholding taxes of $0, $0, $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Operations (concluded)
For the Six-Months Ended December 31, 2018 (Unaudited)

	WBI BullBear	WBI BullBear	WBI BullBear	WBI Power
	Global	Global High	Global	Factor™ High
	Income ETF	Income ETF	Rotation ETF	Dividend ETF
INVESTMENT INCOME
Income:
Dividends+	$2,207,837	$4,997,660	$342,495	$2,555,072
Interest	13,202	204,821	87,536	15,334
Securities lending income (Note 7)	148,691	308,917	34,667	15,442
Total Investment Income	2,369,730	5,511,398	464,698	2,585,848

Expenses:
Management fees (Note 3)	372,053	1,017,450	149,003	276,690
Administration, fund accounting and custodian fees (Note 6)	31,080	31,998	34,519	36,921
Professional fees	20,034	19,929	23,085	21,970
Exchange fees	4,911	4,911	4,904	4,151
Directors’ fees and expenses	5,377	5,377	5,445	5,445
Shareholder reporting expenses	3,554	3,527	3,620	3,670
Insurance expenses	6,052	10,257	4,016	2,838
Miscellaneous expenses	1,989	1,784	2,219	2,195
Total Expenses	445,050	1,095,233	226,811	353,880
Less: Fees (Waived)/Recouped	—	—	(7,689)	(1,728)
Net Expenses	445,050	1,095,233	219,122	352,152
Net Investment Income	1,924,680	4,416,165	245,576	2,233,696

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	(2,034,508)	(23,669,887)	(3,769,732)	(4,758,378)
Capital gain distributions from regulated investment companies	3,503	1,724	5,118	—
Net change in unrealized appreciation (depreciation) of:
Investments in securities	2,846,691	4,753,466	62,554	(19,280,671)
Net realized and unrealized gain (loss) on investments	815,686	(18,914,697)	(3,702,060)	(24,039,049)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,740,366	$(14,498,532)	$(3,456,484)	$(21,805,353)

+	Net of withholding taxes of $0, $0, $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Changes in Net Assets

	WBI BullBear Rising Income 2000 ETF		WBI BullBear Value 2000 ETF
	Six-Months Ended		Six-Months Ended
	December 31, 2018	Year Ended	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018	(Unaudited)	June 30, 2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$229,915	$260,442	$256,129	$210,160
Net realized gain (loss) on investments	(5,334,441)	1,261,758	(5,048,116)	372,028
Net change in unrealized appreciation (depreciation)
of investments	(422,362)	(1,173,833)	(468,006)	(1,965,525)
Net increase (decrease) in net assets
resulting from operations	(5,526,888)	348,367	(5,259,993)	(1,383,337)
DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(242,003)	(249,127)[1]	(275,317)	(218,969)[1]
Total distributions to shareholders	(242,003)	(249,127)	(275,317)	(218,969)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
from capital share transactions (Note 10)	(10,714,060)	11,303,095	(6,913,185)	(26,469,535)
Total increase (decrease) in net assets	$(16,482,951)	$11,402,335	$(12,448,495)	$(28,071,841)
NET ASSETS
Beginning of Period/Year	$53,524,181	$42,121,846	$44,860,401	$72,932,242
End of Period/Year	$37,041,230	$53,524,181 [2]	$32,411,906	$44,860,401 [3]

[1] Distribution is derived entirely from net investment income.
[2] Includes undistributed net investments income of $11,315.
[3] Includes undistributed net investments income of $16,328.

	WBI BullBear Yield 2000 ETF		WBI BullBear Quality 2000 ETF
	Six-Months Ended		Six-Months Ended
	December 31, 2018	Year Ended	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018	(Unaudited)	June 30, 2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$602,154	$419,497	$201,359	$331,451
Net realized gain (loss) on investments	(8,408,992)	2,481,097	(3,205,836)	3,892,645
Net change in unrealized appreciation (depreciation)
of investments	(1,028,796)	(1,521,910)	(505,573)	(2,472,670)
Net increase (decrease) in net assets
resulting from operations	(8,835,634)	1,378,684	(3,510,050)	1,751,426
DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(635,086)	(401,663)[1]	(222,608)	(317,572)[1]
Total distributions to shareholders	(635,086)	(401,663)	(222,608)	(317,572)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
from capital share transactions (Note 10)	12,628,085	(12,958,225)	(9,496,750)	(30,119,010)
Total increase (decrease) in net assets	$3,157,365	$(11,981,204)	$(13,229,408)	$(28,685,156)
NET ASSETS
Beginning of Period/Year	$53,636,947	$65,618,151	$45,796,558	$74,481,714
End of Period/Year	$56,794,312	$53,636,947 [2]	$32,567,150	$45,796,558 [3]

[1] Distribution is derived entirely from net investment income.
[2] Includes undistributed net investments income of $32,110.
[3] Includes undistributed net investments income of $19,316.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Changes in Net Assets (continued)

	WBI BullBear Rising Income 1000 ETF		WBI BullBear Value 1000 ETF
	Six-Months Ended		Six-Months Ended
	December 31, 2018	Year Ended	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018	(Unaudited)	June 30, 2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$292,692	$344,884	$214,902	$485,908
Net realized gain (loss) on investments	2,511,387	1,720,324	2,192,963	7,309,514
Net change in unrealized appreciation (depreciation)
of investments	(2,369,465)	118,750	(1,739,543)	(1,117,074)
Net increase (decrease) in net assets
resulting from operations	434,614	2,183,958	668,322	6,678,348
DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(299,763)	(337,373)[1]	(222,709)	(484,790)[1]
Total distributions to shareholders	(299,763)	(337,373)	(222,709)	(484,790)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
from capital share transactions (Note 10)	(31,668,660)	23,145,975	(28,361,200)	(19,951,920)
Total increase (decrease) in net assets	$(31,533,809)	$24,992,560	$(27,915,587)	$(13,758,362)
NET ASSETS
Beginning of Period/Year	$75,283,455	$50,290,895	$64,842,815	$78,601,177
End of Period/Year	$43,749,646	$75,283,455 [2]	$36,927,228	$64,842,815 [3]

[1] Distribution is derived entirely from net investment income.
[2] Includes undistributed net investments income of $7,511.
[3] Includes undistributed net investments income of $7,046.

	WBI BullBear Yield 1000 ETF		WBI BullBear Quality 1000 ETF
	Six-Months Ended		Six-Months Ended
	December 31, 2018	Year Ended	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018	(Unaudited)	June 30, 2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$585,320	$813,238	$122,462	$459,836
Net realized gain (loss) on investments	(3,975,301)	9,971,337	(40,617)	2,275,816
Net change in unrealized appreciation (depreciation)
of investments	(3,028,673)	(125,438)	(628,596)	(1,534,072)
Net increase (decrease) in net assets
resulting from operations	(6,418,654)	10,659,137	(546,751)	1,201,580
DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(591,367)	(826,348)[1]	(133,468)	(464,405)[1]
Total distributions to shareholders	(591,367)	(826,348)	(133,468)	(464,405)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
from capital share transactions (Note 10)	(10,079,915)	(6,036,115)	(24,798,715)	11,235,350
Total increase (decrease) in net assets	$(17,089,936)	$3,796,674	$(25,478,934)	$11,972,525
NET ASSETS
Beginning of Period/Year	$82,779,049	$78,982,375	$59,955,142	$47,982,617
End of Period/Year	$65,689,113	$82,779,049 [2]	$34,476,208	$59,955,142 [3]

[1] Distribution is derived entirely from net investment income.
[2] Includes undistributed net investments income of $9,941.
[3] Includes undistributed net investments income of $8,248.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Changes in Net Assets (concluded)

	WBI BullBear Global Income ETF		WBI BullBear Global High Income ETF
	Six-Months Ended		Six-Months Ended
	December 31, 2018	Year Ended	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018	(Unaudited)	June 30, 2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$1,924,680	$3,944,244	$4,416,165	$8,016,319
Net realized gain (loss) on investments	(2,031,005)	(5,651,905)	(23,668,163)	(3,492,335)
Net change in unrealized appreciation (depreciation)
of investments	2,846,691	(2,445,214)	4,753,466	(3,338,872)
Net increase (decrease) in net assets
resulting from operations	2,740,366	(4,152,875)	(14,498,532)	1,185,112
DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,921,823)	(3,955,836)[1]	(4,411,918)	(8,057,793)[1]
Total distributions to shareholders	(1,921,823)	(3,955,836)	(4,411,918)	(8,057,793)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
from capital share transactions (Note 10)	12,139,045	(57,508,535)	(54,513,025)	12,231,815
Total increase (decrease) in net assets	$12,957,588	$(65,617,246)	$(73,423,475)	$5,359,134
NET ASSETS
Beginning of Period/Year	$96,625,879	$162,243,125	$274,808,523	$269,449,389
End of Period/Year	$109,583,467	$96,625,879	$201,385,048	$274,808,523

[1] Distribution is derived entirely from net investment income.

	WBI BullBear Global Rotation ETF		WBI Power Factor™ High Dividend ETF
	Six-Months Ended		Six-Months Ended
	December 31, 2018	Year Ended	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018	(Unaudited)	June 30, 2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$245,576	$335,872	$2,233,696	$1,994,258
Net realized gain (loss) on investments	(3,764,614)	554,562	(4,758,378)	1,635,776
Net change in unrealized appreciation (depreciation)
of investments	62,554	(415,294)	(19,280,671)	3,565,744
Net increase (decrease) in net assets
resulting from operations	(3,456,484)	475,140	(21,805,353)	7,195,778
DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(250,713)	(317,818)[1]	(3,114,564)	(2,934,185)[2]
Total distributions to shareholders	(250,713)	(317,818)	(3,114,564)	(2,934,185)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
from capital share transactions (Note 10)	26,298,780	1,275,310	57,034,670	14,237,490
Total increase (decrease) in net assets	$22,591,583	$1,432,632	$32,114,753	$18,499,083
NET ASSETS
Beginning of Period/Year	$19,749,142	$18,316,510	$52,402,362	$33,903,279
End of Period/Year	$42,340,725	$19,749,142 [3]	$84,517,115	$52,402,362 [4]

[1] Distribution is derived entirely from net investment income.
[2] Distribution is derived from $1,973,737 of net investments income and $960,448 of net realized gain.
[3] Includes undistributed net investments income of $11,666.
[4] Includes undistributed net investments income of $40,254.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights
For capital share outstanding throughout each period/year

	WBI BullBear Rising Income 2000 ETF
	Six-Months Ended
	December 31, 2018	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015[1]
Net Asset Value, Beginning of Period/Year	$24.33	$24.07	$21.69	$25.19	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.12	0.14	0.12	0.06	0.04
Net gain (loss) on investments (realized and unrealized)[6]	(3.15)	0.24	2.41	(3.49)	0.19
Total from investment operations	(3.03)	0.38	2.53	(3.43)	0.23
Less Distributions:
Distributions from net investment income	(0.13)	(0.12)	(0.13)	(0.07)	(0.04)
Tax return of capital to shareholders	—	—	(0.02)	—	(0.00)[8]
Distributions from net realized gain	—	—	—	—	—
Total Distributions	(0.13)	(0.12)	(0.15)	(0.07)	(0.04)
Net asset value, end of period/year	$21.17	$24.33	$24.07	$21.69	$25.19
Market price, end of period/year	$21.15	$24.31	$24.09	$21.57	$25.27
Net Assets Total Return[7]	-12.58%[3]	1.62%	11.74%	-13.72%	0.94%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$37,041	$53,524	$42,122	$75,915	$132,269
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.18%[4]	1.08%	1.05%	0.99%	1.03%[4]
Expenses after fees (waived)/recouped	1.18%[4]	1.08%	1.05%	0.99%	1.03%[4]
Net investment income (loss) to average net assets	0.97%[4]	0.56%	0.53%	0.26%	0.18%[4]
Portfolio turnover rate[5]	382%[3]	529%	331%	531%	255%[3]

	WBI BullBear Value 2000 ETF
	Six-Months Ended
	December 31, 2018	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015[1]
Net Asset Value, Beginning of Period/Year	$24.25	$25.15	$21.46	$24.72	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.15	0.08	0.25	0.17	0.06
Net gain (loss) on investments (realized and unrealized)[6]	(3.32)	(0.88)	3.71	(3.28)	(0.27)
Total from investment operations	(3.17)	(0.80)	3.96	(3.11)	(0.21)
Less Distributions:
Distributions from net investment income	(0.17)	(0.10)	(0.27)	(0.15)	(0.07)
Tax return of capital to shareholders	—	—	—	—	(0.00)[8]
Distributions from net realized gain	—	—	—	—	—
Total Distributions	(0.17)	(0.10)	(0.27)	(0.15)	(0.07)
Net asset value, end of period/year	$20.91	$24.25	$25.15	$21.46	$24.72
Market price, end of period/year	$20.87	$24.26	$25.19	$21.40	$24.77
Net Assets Total Return[7]	-13.28%[3]	-3.06%	18.55%	-12.71%	-0.84%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$32,412	$44,860	$72,932	$72,949	$100,117
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.24%[4]	1.06%	1.04%	0.99%	1.07%[4]
Expenses after fees (waived)/recouped	1.24%[4]	1.06%	1.04%	0.99%	1.07%[4]
Net investment income (loss) to average net assets	1.28%[4]	0.33%	1.07%	0.75%	0.30%[4]
Portfolio turnover rate[5]	379%[3]	564%	405%	565%	278%[3]

[1]	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
[6]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investments for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[7]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[8]	Less than $0.01.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights (continued)
For capital share outstanding throughout each period/year

	WBI BullBear Yield 2000 ETF
	Six-Months Ended
	December 31, 2018	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015[1]
Net Asset Value, Beginning of Period/Year	$22.82	$22.24	$20.20	$24.11	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.22	0.16	0.35	0.24	0.26
Net gain (loss) on investments (realized and unrealized)[6]	(2.89)	0.58	2.09	(3.92)	(0.92)
Total from investment operations	(2.67)	0.74	2.44	(3.68)	(0.66)
Less Distributions:
Distributions from net investment income	(0.22)	(0.16)	(0.40)	(0.23)	(0.23)
Tax return of capital to shareholders	—	—	—	—	—
Distributions from net realized gain	—	—	—	—	—
Total Distributions	(0.22)	(0.16)	(0.40)	(0.23)	(0.23)
Net asset value, end of period/year	$19.93	$22.82	$22.24	$20.20	$24.11
Market price, end of period/year	$19.91	$22.78	$22.25	$20.12	$24.14
Net Assets Total Return[7]	-11.80%[3]	3.34%	12.26%	-15.44%	-2.60%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$56,794	$53,637	$65,618	$97,979	$141,064
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.10%[4]	1.06%	1.03%	0.98%	1.03%[4]
Expenses after fees (waived)/recouped	1.10%[4]	1.06%	1.03%	0.98%	1.03%[4]
Net investment income (loss) to average net assets	1.96%[4]	0.72%	1.64%	1.11%	1.29%[4]
Portfolio turnover rate[5]	396%[3]	528%	355%	553%	264%[3]

	WBI BullBear Quality 2000 ETF
	Six-Months Ended
	December 31, 2018	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015[1]
Net Asset Value, Beginning of Period/Year	$23.49	$23.28	$20.71	$23.62	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.11	0.12	0.18	0.12	(0.01)
Net gain (loss) on investments (realized and unrealized)[6]	(2.45)	0.22	2.57	(2.94)	(1.35)
Total from investment operations	(2.34)	0.34	2.75	(2.82)	(1.36)
Less Distributions:
Distributions from net investment income	(0.14)	(0.13)	(0.18)	(0.09)	(0.00)[8]
Tax return of capital to shareholders	—	—	—	—	(0.02)
Distributions from net realized gain	—	—	—	—	—
Total Distributions	(0.14)	(0.13)	(0.18)	(0.09)	(0.02)
Net asset value, end of period/year	$21.01	$23.49	$23.28	$20.71	$23.62
Market price, end of period/year	$20.98	$23.57	$23.37	$20.60	$23.68
Net Assets Total Return[7]	-9.99%[3]	1.43%	13.32%	-12.01%	-5.40%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$32,567	$45,797	$74,482	$79,726	$99,224
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.23%[4]	1.06%	1.04%	0.99%	1.06%[4]
Expenses after fees (waived)/recouped	1.23%[4]	1.06%	1.04%	0.99%	1.06%[4]
Net investment income (loss) to average net assets	0.97%[4]	0.51%	0.79%	0.56%	(0.04)%[4]
Portfolio turnover rate[5]	424%[3]	485%	383%	569%	311%[3]

[1]	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
[6]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investments for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[7]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[8]	Less than $0.01.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights (continued)
For capital share outstanding throughout each period/year

	WBI BullBear Rising Income 1000 ETF
	Six-Months Ended
	December 31, 2018	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015[1]
Net Asset Value, Beginning of Period/Year	$25.96	$24.53	$21.92	$24.45	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.13	0.15	0.16	0.06	0.28
Net gain (loss) on investments (realized and unrealized)[6]	(0.92)	1.41	2.64	(2.53)	(0.59)
Total from investment operations	(0.79)	1.56	2.80	(2.47)	(0.31)
Less Distributions:
Distributions from net investment income	(0.17)	(0.13)	(0.19)	(0.06)	(0.24)
Tax return of capital to shareholders	—	—	—	—	—
Distributions from net realized gain	—	—	—	—	—
Total Distributions	(0.17)	(0.13)	(0.19)	(0.06)	(0.24)
Net asset value, end of period/year	$25.00	$25.96	$24.53	$21.92	$24.45
Market price, end of period/year	$24.97	$25.93	$24.58	$21.83	$24.51
Net Assets Total Return[7]	-3.24%[3]	6.52%	12.88%	-10.14%	-1.25%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$43,750	$75,283	$50,291	$73,427	$138,152
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.11%[4]	1.05%	1.05%	0.99%	1.02%[4]
Expenses after fees (waived)/recouped	1.11%[4]	1.05%	1.05%	0.99%	1.02%[4]
Net investment income (loss) to average net assets	0.98%[4]	0.57%	0.72%	0.25%	1.30%[4]
Portfolio turnover rate[5]	242%[3]	496%	279%	571%	240%[3]

	WBI BullBear Value 1000 ETF
	Six-Months Ended
	December 31, 2018	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015[1]
Net Asset Value, Beginning of Period/Year	$28.19	$26.20	$21.85	$23.98	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.13	0.18	0.29	0.04	0.24
Net gain (loss) on investments (realized and unrealized)[6]	(0.81)	2.00	4.35	(2.12)	(1.04)
Total from investment operations	(0.68)	2.18	4.64	(2.08)	(0.80)
Less Distributions:
Distributions from net investment income	(0.16)	(0.19)	(0.29)	(0.05)	(0.22)
Tax return of capital to shareholders	—	—	—	—	—
Distributions from net realized gain	—	—	—	—	—
Total Distributions	(0.16)	(0.19)	(0.29)	(0.05)	(0.22)
Net asset value, end of period/year	$27.35	$28.19	$26.20	$21.85	$23.98
Market price, end of period/year	$27.37	$28.17	$26.28	$21.77	$23.98
Net Assets Total Return[7]	-2.50%[3]	8.40%	21.34%	-8.63%	-3.29%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$36,927	$64,843	$78,601	$72,097	$112,691
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.16%[4]	1.05%	1.03%	0.99%	1.04%[4]
Expenses after fees (waived)/recouped	1.16%[4]	1.05%	1.03%	0.99%	1.04%[4]
Net investment income (loss) to average net assets	0.85%[4]	0.64%	1.19%	0.19%	1.17%[4]
Portfolio turnover rate[5]	236%[3]	527%	388%	573%	294%[3]

[1]	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
[6]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investments for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[7]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights (continued)
For capital share outstanding throughout each period/year

	WBI BullBear Yield 1000 ETF
	Six-Months Ended
	December 31, 2018	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015[1]
Net Asset Value, Beginning of Period/Year	$25.87	$22.89	$20.25	$23.48	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.19	0.25	0.31	0.08	0.35
Net gain (loss) on investments (realized and unrealized)[6]	(2.40)	2.98	2.66	(3.22)	(1.58)
Total from investment operations	(2.21)	3.23	2.97	(3.14)	(1.23)
Less Distributions:
Distributions from net investment income	(0.20)	(0.25)	(0.33)	(0.09)	(0.29)
Tax return of capital to shareholders	—	—	—	—	—
Distributions from net realized gain	—	—	—	—	—
Total Distributions	(0.20)	(0.25)	(0.33)	(0.09)	(0.29)
Net asset value, end of period/year	$23.46	$25.87	$22.89	$20.25	$23.48
Market price, end of period/year	$23.41	$25.83	$22.95	$20.19	$23.50
Net Assets Total Return[7]	-8.63%[3]	14.14%	14.82%	-13.37%	-4.98%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$65,689	$82,779	$78,982	$99,236	$140,876
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.04%[4]	1.04%	1.02%	0.98%	1.02%[4]
Expenses after fees (waived)/recouped	1.04%[4]	1.04%	1.02%	0.98%	1.02%[4]
Net investment income (loss) to average net assets	1.45%[4]	0.99%	1.47%	0.38%	1.67%[4]
Portfolio turnover rate[5]	330%[3]	491%	352%	584%	277%[3]

	WBI BullBear Quality 1000 ETF
	Six-Months Ended
	December 31, 2018	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015[1]
Net Asset Value, Beginning of Period/Year	$26.07	$25.25	$21.87	$23.85	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.07	0.23	0.22	0.04	0.06
Net gain (loss) on investments (realized and unrealized)[6]	(1.42)	0.81	3.42	(2.00)	(1.16)
Total from investment operations	(1.35)	1.04	3.64	(1.96)	(1.10)
Less Distributions:
Distributions from net investment income	(0.09)	(0.22)	(0.26)	(0.02)	(0.04)
Tax return of capital to shareholders	—	—	—	—	(0.01)
Distributions from net realized gain	—	—	—	—	—
Total Distributions	(0.09)	(0.22)	(0.26)	(0.02)	(0.05)
Net asset value, end of period/year	$24.63	$26.07	$25.25	$21.87	$23.85
Market price, end of period/year	$24.62	$26.10	$25.32	$21.79	$23.88
Net Assets Total Return[7]	-5.25%[3]	4.11%	16.80%	-8.22%	-4.41%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$34,476	$59,955	$47,983	$80,909	$121,629
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.17%[4]	1.07%	1.04%	0.98%	1.02%[4]
Expenses after fees (waived)/recouped	1.17%[4]	1.07%	1.04%	0.98%	1.02%[4]
Net investment income (loss) to average net assets	0.51%[4]	0.86%	0.94%	0.17%	0.27%[4]
Portfolio turnover rate[5]	232%[3]	553%	320%	493%	296%[3]

[1]	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
[6]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investments for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[7]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights (continued)
For capital share outstanding throughout each period/year

	WBI BullBear Global Income ETF
	Six-Months Ended
	December 31, 2018	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015[1]
Net Asset Value, Beginning of Period/Year	$23.86	$25.35	$25.18	$25.46	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.53	0.68	0.38	0.34	0.23
Net gain (loss) on investments (realized and unrealized)[6]	0.20	(1.47)	0.20	(0.23)	0.46
Total from investment operations	0.73	(0.79)	0.58	0.11	0.69
Less Distributions:
Distributions from net investment income	(0.51)	(0.70)	(0.41)	(0.33)	(0.23)
Tax return of capital to shareholders	—	—	—	—	—
Distributions from net realized gain	—	—	—	(0.06)	—
Total Distributions	(0.51)	(0.70)	(0.41)	(0.39)	(0.23)
Net asset value, end of period/year	$24.08	$23.86	$25.35	$25.18	$25.46
Market price, end of period/year	$24.04	$23.83	$25.38	$25.16	$25.48
Net Assets Total Return[7]	3.11%[3]	-3.20%	2.36%	0.45%	2.77%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$109,583	$96,626	$162,243	$396,558	$308,062
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.02%[4]	1.02%	1.00%	0.95%	0.99%[4]
Expenses after fees (waived)/recouped	1.02%[4]	1.02%	1.00%	0.95%	0.99%[4]
Net investment income (loss) to average net assets	4.40%[4]	2.71%	1.53%	1.35%	1.08%[4]
Portfolio turnover rate[5]	236%[3]	551%	479%	364%	308%[3]

	WBI BullBear Global High Income ETF
	Six-Months Ended
	December 31, 2018	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015[1]
Net Asset Value, Beginning of Period/Year	$23.90	$24.50	$23.40	$24.50	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.44	0.72	0.53	0.39	0.36
Net gain (loss) on investments (realized and unrealized)[6]	(2.02)	(0.60)	1.09	(1.11)	(0.51)
Total from investment operations	(1.58)	0.12	1.62	(0.72)	(0.15)
Less Distributions:
Distributions from net investment income	(0.43)	(0.72)	(0.52)	(0.38)	(0.35)
Tax return of capital to shareholders	—	—	—	—	(0.00)[8]
Distributions from net realized gain	—	—	—	—	—
Total Distributions	(0.43)	(0.72)	(0.52)	(0.38)	(0.35)
Net asset value, end of period/year	$21.89	$23.90	$24.50	$23.40	$24.50
Market price, end of period/year	$21.88	$23.92	$24.55	$23.34	$24.56
Net Assets Total Return[7]	-6.69%[3]	0.47%	7.04%	-2.97%	-0.65%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$201,385	$274,809	$269,449	$228,101	$216,781
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	0.91%[4]	1.00%	1.00%	0.95%	0.98%[4]
Expenses after fees (waived)/recouped	0.91%[4]	1.00%	1.00%	0.95%	0.98%[4]
Net investment income (loss) to average net assets	3.69%[4]	2.93%	2.22%	1.64%	1.72%[4]
Portfolio turnover rate[5]	315%[3]	557%	396%	328%	293%[3]

[1]	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
[6]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investments for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[7]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[8]	Less than $0.01.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights (concluded)
For capital share outstanding throughout each period/year

	WBI BullBear Global Rotation ETF
	Six-Months Ended
	December 31, 2018	Year Ended	Period Ended
	(Unaudited)	June 30, 2018	June 30, 2017[1]
Net Asset Value, Beginning of Period/Year	$24.69	$24.42	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[3]	0.17	0.42	0.25
Net gain (loss) on investments (realized and unrealized)[7]	(1.83)	0.25	(0.62)
Total from investment operations	(1.66)	0.67	(0.37)
Less Distributions:
Distributions from net investment income	(0.14)	(0.40)	(0.21)
Tax return of capital to shareholders	—	—	—
Distributions from net realized gain	—	—	—
Total Distributions	(0.14)	(0.40)	(0.21)
Net asset value, end of period/year	$22.89	$24.69	$24.42
Market price, end of period/year	$22.89	$24.70	$24.47
Net Assets Total Return[8]	-6.74%[4]	2.69%	-1.44%[4]

Supplemental Data:
Net assets, end of period/year (000’s)	$42,341	$19,749	$18,317
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.29%[5]	1.19%	1.92%[5]
Expenses after fees (waived)/recouped	1.25%[5]	1.25%	1.25%[5]
Net investment income (loss) to average net assets	1.40%[5]	1.65%	1.08%[5]
Portfolio turnover rate[6]	499%[4]	700%	683%[4]

	WBI Power Factor™ High Dividend ETF
	Six-Months Ended
	December 31, 2018	Year Ended	Period Ended
	(Unaudited)	June 30, 2018	June 30, 2017[2]
Net Asset Value, Beginning of Period/Year	$26.87	$24.22	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[3]	0.58	1.21	0.53
Net gain (loss) on investments (realized and unrealized)[7]	(4.42)	3.19	(0.94)
Total from investment operations	(3.84)	4.40	(0.41)
Less Distributions:
Distributions from net investment income	(0.57)	(1.15)	(0.37)
Tax return of capital to shareholders	—	—	—
Distributions from net realized gain	(0.22)	(0.60)	—
Total Distributions	(0.79)	(1.75)	(0.37)
Net asset value, end of period/year	$22.24	$26.87	$24.22
Market price, end of period/year	$22.15	$26.87	$24.34
Net Assets Total Return[8]	-14.38%[4]	18.51%	-1.64%[4]

Supplemental Data:
Net assets, end of period/year (000’s)	$84,517	$52,402	$33,903
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	0.70%[5]	0.85%	1.37%[5]
Expenses after fees (waived)/recouped	0.70%[5]	0.70%	0.70%[5]
Net investment income (loss) to average net assets	4.44%[5]	4.73%	3.81%[5]
Portfolio turnover rate[6]	86%[4]	171%	78%[4]

[1]	Fund commenced operations on July 25, 2016. The information presented is for the period from July 25, 2016 to June 30, 2017.
[2]	Fund commenced operations on December 19, 2016. The information presented is for the period from December 19, 2016 to June 30, 2017.
[3]	Calculated based on average shares outstanding during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
[7]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investments for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[8]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Notes to Financial Statements
December 31, 2018 (Unaudited)

NOTE 1 — ORGANIZATION

Absolute Shares Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2013 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of the following twelve separate investment portfolios (each, a “Fund” or, individually and, together, the “Funds”):

WBI BullBear Rising Income 2000 ETF
WBI BullBear Value 2000 ETF
WBI BullBear Yield 2000 ETF
WBI BullBear Quality 2000 ETF
WBI BullBear Rising Income 1000 ETF
WBI BullBear Value 1000 ETF
WBI BullBear Yield 1000 ETF
WBI BullBear Quality 1000 ETF
WBI BullBear Global Income ETF
WBI BullBear Global High Income ETF
WBI BullBear Global Rotation ETF
WBI Power Factor™ High Dividend ETF

Each Fund is classified as a diversified portfolio except WBI BullBear Global Rotation ETF, which is non-diversified.

The Funds’ investment advisor, Millington Securities, Inc. (“Advisor” or “Affiliated Broker Dealer”), has selected its affiliate, WBI Investments, Inc. (“Sub-Advisor”), to act as Sub-Advisor. Both the Advisor and Sub-Advisor are registered as investment advisors with the Securities and Exchange Commission (“SEC”). The Advisor is also registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority. The Board of Trustees (the “Board” and each member a “Trustee”) supervises the conduct of the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets, liabilities and the disclosure of contingent assets and liabilities at December 31, 2018. Actual results could differ from these estimates.

A. Valuation. All equity securities, including domestic common stocks, preferred stocks, exchange traded funds and exchange traded notes, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market, Nasdaq Select Market and Nasdaq Capital Market (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices is used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price is used.

Debt securities are valued in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value. The Trust’s valuation committee may also use other valuation methods in certain instances.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Shares in privately offered liquidity funds are valued at their NAV per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

Securities for which quotations are not readily available are valued by the Trust’s valuation committee based on the valuation procedures adopted by the Board (the “Valuation Procedures”) and information it receives from the Sub-Advisor and U.S. Bancorp Fund Services, LLC (“Fund Services”). When a security is “fair valued”, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Valuation Procedures. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; including the Funds’ Valuation Committee’s assumptions used in determining the fair value of investments. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2018:

WBI BullBear Rising Income 2000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$917,021	$—	$—	$917,021
Short-Term Investments	—	36,160,746	—	36,160,746
Total Investments in Securities, at value	$917,021	$36,160,746	$—	$37,077,767

WBI BullBear Value 2000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,351,152	$—	$—	$5,351,152
Short-Term Investments	—	29,486,221	—	29,486,221
Total Investments in Securities, at value	$5,351,152	$29,486,221	$—	$34,837,373

WBI BullBear Yield 2000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$56,863,843	$—	$56,863,843
Total Investments in Securities, at value	$—	$56,863,843	$—	$56,863,843

WBI BullBear Quality 2000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,185,327	$—	$—	$2,185,327
Short-Term Investments	—	32,178,186	—	32,178,186
Total Investments in Securities, at value	$2,185,327	$32,178,186	$—	$34,363,513

WBI BullBear Rising Income 1000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,663,538	$—	$—	$3,663,538
Short-Term Investments	—	41,928,754	—	41,928,754
Total Investments in Securities, at value	$3,663,538	$41,928,754	$—	$45,592,292

WBI BullBear Value 1000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$37,007,212	$—	$37,007,212
Total Investments in Securities, at value	$—	$37,007,212	$—	$37,007,212

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

WBI BullBear Yield 1000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$65,761,966	$—	$67,761,966
Total Investments in Securities, at value	$—	$65,761,966	$—	$67,761,966

WBI BullBear Quality 1000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$34,529,325	$—	$34,529,325
Total Investments in Securities, at value	$—	$34,529,325	$—	$34,529,325

WBI BullBear Global Income ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$109,004,221	$—	$—	$109,004,221
Short-Term Investments	—	980,711	—	980,711
Investments Purchased With Proceeds From Securities Lending	—	14,081,234	—	14,081,234
Total Investments in Securities, at value	$109,004,221	$15,061,945	$—	$124,066,166

WBI BullBear Global High Income ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$106,224,745	$—	$—	$106,224,745
Short-Term Investments	—	95,840,148	—	95,840,148
Investments Purchased With Proceeds From Securities Lending	—	35,622,588	—	35,622,588
Total Investments in Securities, at value	$106,224,745	$131,462,736	$—	$237,687,481

WBI BullBear Global Rotation ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$17,879,849	$—	$—	$17,879,849
Short-Term Investments	—	24,706,935	—	24,706,935
Investments Purchased With Proceeds From Securities Lending	—	10,031,140	—	10,031,140
Total Investments in Securities, at value	$17,879,849	$34,738,075	$—	$52,617,924

WBI Power Factor™ High Dividend ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$84,015,394	$—	$—	$84,015,394
Short-Term Investments	—	2,676,352	—	2,676,352
Investments Purchased With Proceeds From Securities Lending	—	7,805,941	—	7,805,941
Total Investments in Securities, at value	$84,015,394	$10,482,293	$—	$94,497,687

^  See Schedules of Investments for breakout of investments by industry group classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2018, the Funds recognized no transfers to or from Level 3.

B. Certain Risks. Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds. The shares of the Funds are referred to herein as “Fund Shares” or “Shares”.

ETF and Other Investment Companies Risk — When a Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. A Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, a Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.

Market Risk — Either the stock market as a whole or the value of a Fund asset or an investment held by an exchange-traded product (“ETP”) in which a Fund invests may go down, resulting in a decrease in the NAV of the Fund or its Shares or a decrease in the market price of the Shares.

Equity Securities Risk — Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If a Fund or an ETP holds common stock equivalents of any given issuer, the Fund or ETP will generally be exposed to greater risk than if the Fund or ETP held preferred stocks and debt obligations of such issuer.

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

Foreign and Emerging Market Securities Risk — Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Funds’ investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

Fluctuation of Net Asset Value — The NAV of the Shares will fluctuate with changes in market value of the Funds’ holdings.

Shares are Not Individually Redeemable — Shares are only redeemable by the Funds at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only Authorized Participants (“APs”) may engage in such creation and redemption transactions directly with the Funds. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the Shares.

C. Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

D. Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Premiums and discounts are amortized/accreted using the effective interest method over the lives of the respective debt instruments.

E. Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by WBI BullBear Rising Income 2000 ETF, WBI BullBear Value 2000 ETF, WBI BullBear Quality 2000 ETF, WBI BullBear Rising Income 1000 ETF, WBI BullBear Value 1000 ETF, WBI BullBear Quality 1000 ETF, WBI Global Rotation ETF and WBI Power Factor™ High Dividend ETF on a quarterly basis. Distributions to shareholders from net investment income are declared and paid by WBI BullBear Yield 2000 ETF, WBI BullBear Yield 1000 ETF, WBI BullBear Global Income ETF and WBI BullBear Global High Income ETF on a monthly basis. Distributions from net realized gains on securities are normally declared and paid by all Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F. Derivative Transactions. The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may utilize options for economic hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to economically hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with each Fund’s investment objective and policies. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received or paid.

When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transactions exceeds the premiums paid or received. Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

limit the upside potential of a security above the strike price. Put options written subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

With exchange-traded options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold the security, will maintain liquid assets consisting of cash, short-term securities, or equity or debt securities equal to the market value of the security underlying the option, marked-to-market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid. During the period ended December 31, 2018 the Funds did not make any derivative transactions.

G. Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE ARCA, Inc., the exchange where the Funds’ shares are listed, is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

H. Guarantees and Indemnifications. The Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.

I. Subsequent Events. In preparing these financial statements, the Advisor has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to December 31, 2018, that materially impacted the amounts or disclosures in the Funds’ financial statements.

J. New Accounting Pronouncements and Other Matters. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 3 — MANAGEMENT FEE

Pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor serves as the investment advisor, makes investment decisions for each Fund, and manages the investment portfolios of the Funds, subject to the supervision of and policies of the Board. Under the Advisory Agreement, the Advisor may retain an investment sub-advisor for the Funds, subject to approval by the Board and Fund shareholders. Under a sub-advisory agreement, (“Sub-Advisory Agreement”) the Sub-Advisor serves as the investment sub-advisor and is responsible for the day to day management of the Funds, subject to the supervision of the Advisor and the Board. For the services the Sub-Advisor provides to each Fund, the Sub-Advisor receives a fee that is equal to 0.85% per year of the average daily net assets of each Fund except WBI Power Factor™ High Dividend ETF, which pays a fee that is equal to 0.55% per year, calculated daily and paid monthly. The Advisor is paid 0.04% of each Fund’s average daily net assets (calculated daily and paid monthly) from the management fees collected by the Sub-Advisor.

NOTE 4 — PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Sub-Advisory Agreement, the Sub-Advisor determines which securities are to be purchased and sold by the Funds and which broker- dealers are eligible to execute the Funds’ portfolio transactions. The Sub-Advisor typically determines to execute portfolio transactions through the Advisor in its capacity as a registered broker-dealer. For the six-months ended December 31, 2018, the Funds paid the Affiliated Broker Dealer, $0 for brokerage commissions. However, the Affiliated Broker Dealer did receive indirect compensation in the form of payment for order flow (“PFOF”). PFOF is compensation that the Affiliated Broker Dealer receives for providing liquidity to certain market destinations related to the Sub-Advisor’s customer orders routed to these market destinations.

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

NOTE 5 — EXPENSE LIMITATION AND REIMBURSEMENT

The Sub-Advisor has entered into an Expense Limitation Agreement (an “Agreement”) with the Trust to waive the fees and reimburse expenses of each Fund until at least October 31, 2019 (the “Expiration Date”) so that the total operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with U.S. GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (the “Operating Expenses”) of WBI Power Factor™ High Dividend ETF is limited to 0.70% and each of the remaining Funds is limited to 1.25% of average net assets (the “Expense Cap”). The Sub-Advisor may discontinue its obligations under the Agreements at any time in its sole discretion after the Expiration Date. The Funds have agreed to repay the amounts borne by the Sub-Advisor under the Agreements within the three year period after the Sub-Advisor bears the expense, when and if requested by the Sub-Advisor, to the extent the Operating Expenses of the Funds are less than the lower of the Expense Cap and any expense limitation agreement then in effect with respect to the Operating Expenses. The repayment may not raise the level of Operating Expenses of the Funds in the month of repayment to exceed the Expense Cap.

The following table shows the remaining waived and/or reimbursed expenses subject to potential recovery as of December 31, 2018. The Sub-Advisor may recapture a portion of the unreimbursed amounts no later than the dates stated:

	Expiration
	June 30, 2020	June 30, 2021	December 31, 2021
WBI BullBear Global Rotation ETF	$48,389	$33,290	$13,234
WBI Power Factor™ High Dividend ETF	62,121	71,269	10,446

During the six-months ended December 31, 2018, the Sub-Advisor recouped the amounts shown from the following Funds:

	Amount
WBI BullBear Global Rotation ETF	$5,545
WBI Power Factor™ High Dividend ETF	8,718

The Funds must pay their current ordinary operating expense before the Sub-Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board of Trustees’ review and approval.

NOTE 6 — COMPLIANCE AND ADMINISTRATION SERVICING AGREEMENTS

The Trust has entered into an agreement with Foreside Compliance Services, LLC (“Foreside”), whereby Foreside agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-1 of the 1940 Act.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”) serves as the independent administrator and U.S. Bank National Association (the “Custodian”) serves as the custodian to the Funds. Under the Fund Administration Servicing, Fund Accounting Servicing, and Transfer Agent Servicing Agreements, the Administrator is responsible for keeping financial books and records of the Funds and generally managing the administrative affairs and transfer agency services.

NOTE 7 — SECURITIES LENDING

The Funds may lend up to 33 1⁄3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S Bank N.A (“the Custodian” and “Securities Lending Agent”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars and shall be collateralized in the amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As December 31, 2018, Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

As of December 31, 2018, the value of the securities on loan and payable for collateral due to broker were as follows:

Fund	Value of Securities on Loan	Collateral Received*
WBI BullBear Rising Income 2000 ETF	$ —	$ —
WBI BullBear Value 2000 ETF	—	—
WBI BullBear Yield 2000 ETF	—	—
WBI BullBear Quality 2000 ETF	—	—
WBI BullBear Rising Income 1000 ETF	—	—
WBI BullBear Value 1000 ETF	—	—
WBI BullBear Yield 1000 ETF	—	—
WBI BullBear Quality 1000 ETF	—	—
WBI BullBear Global Income ETF	13,859,223	14,081,234
WBI BullBear Global High Income ETF	35,151,141	35,622,588
WBI BullBear Global Rotation ETF	9,818,317	10,031,140
WBI Power Factor™ High Dividend ETF	7,707,974	7,805,941
________

*
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity.

Fees and interest income earned on collateral investments and recognized by the Funds during the period ended December 31, 2018, was as follows:

Fees and Interest Income Earned

Fund	Fees and Interest Income Earned
WBI BullBear Rising Income 2000 ETF	$ 3,791
WBI BullBear Value 2000 ETF	3,869
WBI BullBear Yield 2000 ETF	8,319
WBI BullBear Quality 2000 ETF	10,249
WBI BullBear Rising Income 1000 ETF	5,789
WBI BullBear Value 1000 ETF	4,782
WBI BullBear Yield 1000 ETF	6,750
WBI BullBear Quality 1000 ETF	4,198
WBI BullBear Global Income ETF	148,691
WBI BullBear Global High Income ETF	308,917
WBI BullBear Global Rotation ETF	34,667
WBI Power Factor™ High Dividend ETF	15,442

Offsetting Assets and Liabilities. The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total exposure to counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the arrangements subject to offsetting as of December 31, 2018.

			Gross Amounts	Net Amounts
		Gross Amounts	Offset in the	Presented in the
		of Recognized	Statement of	Statement of	Collateral	Net
Fund	Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Received	Amount
WBI BullBear Rising Income 2000 ETF	Securities Lending	$—	$—	$—	$—	$—
WBI BullBear Value 2000 ETF	Securities Lending	—	—	—	—	—
WBI BullBear Yield 2000 ETF	Securities Lending	—	—	—	—	—
WBI BullBear Quality 2000 ETF	Securities Lending	—	—	—	—	—
WBI BullBear Rising Income 1000 ETF	Securities Lending	—	—	—	—	—
WBI BullBear Value 1000 ETF	Securities Lending	—	—	—	—	—
WBI BullBear Yield 1000 ETF	Securities Lending	—	—	—	—	—
WBI BullBear Quality 1000 ETF	Securities Lending	—	—	—	—	—
WBI BullBear Global Income ETF	Securities Lending	14,081,234	—	14,081,234	14,081,234	—
WBI BullBear Global High Income ETF	Securities Lending	35,622,588	—	35,622,588	35,622,588	—
WBI BullBear Global Rotation ETF	Securities Lending	10,031,140	—	10,031,140	10,031,140	—
WBI Power Factor™ High Dividend ETF	Securities Lending	7,805,941	—	7,805,941	7,805,941	—

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

NOTE 8 — TAX INFORMATION

The tax character of distributions declared by the Funds during the six-months ended December 31, 2018 and year ended June 30, 2018 was as follows:

	For Six-Months Ended			Year/Period Ended
	December 31, 2018			June 30, 2018
	Ordinary	Long Term	Return of	Ordinary	Long Tern	Return of
Fund	Income	Capital Gain	Capital	Income	Capital Gain	Capital
WBI BullBear Rising Income 2000 ETF	$242,003	$—	$—	$249,127	$—	$—
WBI BullBear Value 2000 ETF	275,317	—	—	218,969	—	—
WBI BullBear Yield 2000 ETF	635,086	—	—	401,663	—	—
WBI BullBear Quality 2000 ETF	222,608	—	—	317,572	—	—
WBI BullBear Rising Income 1000 ETF	299,763	—	—	337,373	—	—
WBI BullBear Value 1000 ETF	222,709	—	—	484,790	—	—
WBI BullBear Yield 1000 ETF	591,367	—	—	826,348	—	—
WBI BullBear Quality 1000 ETF	133,468	—	—	464,405	—	—
WBI BullBear Global Income ETF	1,921,823	—	—	3,955,836	—	—
WBI BullBear Global High Income ETF	4,411,918	—	—	8,057,793	—	—
WBI BullBear Global Rotation ETF	250,713	—	—	317,818	—	—
WBI Power Factor™ High Factor Dividend ETF	2,860,306	254,258	—	2,934,185	—	—

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined for the semi-annual period ended December 31, 2018.

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero.

Each Fund’s cost basis of investments for federal income tax purposes as of December 31, 2018 was as follows+:

	WBI BullBear				WBI BullBear
	Rising Income	WBI BullBear	WBI BullBear	WBI BullBear	Rising Income	WBI BullBear
	2000 ETF	Value 2000 ETF	Yield 2000 ETF	Quality 2000 ETF	1000 ETF	Value 1000 ETF
Cost of investments	$37,103,080	$34,540,041	$56,863,843	$34,324,290	$45,542,977	$37,007,212
Gross tax unrealized appreciation	—	331,176	—	39,223	49,315	—
Gross tax unrealized depreciation	(25,313)	(33,844)	—	—	—	—
Net unrealized
appreciation (depreciation)	$(25,313)	$297,332	$—	$39,223	$49,315	$—

			WBI BullBear	WBI BullBear	WBI BullBear	WBI Power
	WBI BullBear	WBI BullBear	Global	Global High	Global	Factor™ High
	Yield 1000 ETF	Quality 1000 ETF	Income ETF	Income ETF	Rotation ETF	Dividend ETF
Cost of investments	$65,761,966	$34,529,325	$121,897,055	$233,445,280	$52,708,916	$110,706,513
Gross tax unrealized appreciation	—	—	2,655,999	4,595,924	9,995	348,859
Gross tax unrealized depreciation	—	—	(486,888)	(353,723)	(100,987)	(16,557,685)
Net unrealized
appreciation (depreciation)	$—	$—	$2,169,111	$4,242,201	$(90,992)	$(16,208,826)

+
Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

The components of distributable earnings (losses) for federal income tax purposes as of June 30, 2018 were as follows:

	WBI BullBear				WBI BullBear
	Rising Income	WBI BullBear	WBI BullBear	WBI BullBear	Rising Income	WBI BullBear
	2000 ETF	Value 2000 ETF	Yield 2000 ETF	Quality 2000 ETF	1000 ETF	Value 1000 ETF
Net tax unrealized
appreciation (depreciation)	$397,049	$765,338	$1,026,326	$544,796	$2,418,780	$1,739,543
Undistributed ordinary income	11,315	16,328	32,110	19,316	7,511	7,046
Undistributed long term gain (loss)	—	—	—	—	—	—
Total distributable earnings	11,315	16,328	32,110	19,316	7,511	7,046
Other accumulated gain (loss)	(18,736,246)	(11,706,521)	(23,974,223)	(15,412,481)	(19,057,343)	(3,087,074)
Total accumulated gain (loss)	$(18,327,882)	$(10,924,855)	$(22,915,787)	$(14,848,369)	$(16,631,052)	$(1,340,485)

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

			WBI BullBear	WBI BullBear	WBI BullBear	WBI Power
	WBI BullBear	WBI BullBear	Global	Global High	Global	Factor™ High
	Yield 1000 ETF	Quality 1000 ETF	Income ETF	Income ETF	Rotation ETF	Dividend ETF
Net tax unrealized
appreciation (depreciation)	$3,028,673	$628,596	$(684,948)	$(511,521)	$(160,975)	$2,948,239
Undistributed ordinary income	9,941	8,248	—	—	11,666	628,548
Undistributed long term gain (loss)	—	—	—	—	—	—
Total distributable earnings	9,941	8,248	—	—	11,666	628,548
Other accumulated gain (loss)	(14,309,658)	(10,730,384)	(11,130,917)	(16,051,755)	(97,708)	—
Total accumulated gain (loss)	$(11,271,044)	$(10,093,540)	$(11,815,865)	$(16,563,276)	$(247,017)	$3,576,787

Net capital losses incurred after October 31, 2016, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. As of June 30, 2018, the Funds deferred, on a tax basis, no late year losses.

As of June 30, 2018, the Funds had the following short-term capital loss carryforward available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
WBI BullBear Rising Income 2000 ETF	$18,736,246	$ —
WBI BullBear Value 2000 ETF	11,706,521	—
WBI BullBear Yield 2000 ETF	23,974,223	—
WBI BullBear Quality 2000 ETF	15,412,481	—
WBI BullBear Rising Income 1000 ETF	19,057,343	—
WBI BullBear Value 1000 ETF	3,086,432	642
WBI BullBear Yield 1000 ETF	14,309,658	—
WBI BullBear Quality 1000 ETF	10,730,384	—
WBI BullBear Global Income ETF	11,130,917	—
WBI BullBear Global High Income ETF	14,783,887	1,267,868
WBI BullBear Global Rotation ETF	97,708	—
WBI Power Factor™ High Dividend ETF	—	—

NOTE 9 — PURCHASES AND SALES OF SECURITIES

During the period ended December 31, 2018, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	All Other
Fund	Purchases	Sales
WBI BullBear Rising Income 2000 ETF	$115,998,113	$146,824,011
WBI BullBear Value 2000 ETF	103,399,109	131,007,170
WBI BullBear Yield 2000 ETF	149,886,172	199,111,868
WBI BullBear Quality 2000 ETF	119,490,170	142,290,801
WBI BullBear Rising Income 1000 ETF	108,962,564	148,042,704
WBI BullBear Value 1000 ETF	86,388,763	120,055,635
WBI BullBear Yield 1000 ETF	184,873,352	253,317,653
WBI BullBear Quality 1000 ETF	81,104,097	115,762,408
WBI BullBear Global Income ETF	210,534,828	210,571,716
WBI BullBear Global High Income ETF	659,621,160	754,253,708
WBI BullBear Global Rotation ETF	114,270,068	131,151,132
WBI Power Factor™ High Dividend ETF	78,937,690	79,739,872

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

For the period ended December 31, 2018, the values of the in kind security transactions were as follows:

Fund	Subscriptions	Redemptions
WBI BullBear Rising Income 2000 ETF	$ —	$ 7,394,556
WBI BullBear Value 2000 ETF	1,205,095	6,001,515
WBI BullBear Yield 2000 ETF	19,313,562	4,663,544
WBI BullBear Quality 2000 ETF	—	7,452,859
WBI BullBear Rising Income 1000 ETF	2,678,321	32,422,593
WBI BullBear Value 1000 ETF	—	25,153,149
WBI BullBear Yield 1000 ETF	5,198,923	10,246,415
WBI BullBear Quality 1000 ETF	—	21,711,429
WBI BullBear Global Income ETF	30,988,823	18,837,677
WBI BullBear Global High Income ETF	5,923,323	57,579,971
WBI BullBear Global Rotation ETF	24,415,057	1,761,294
WBI Power Factor™ High Dividend ETF	89,971,125	33,217,409

During the period ended December 31, 2018, there were no purchases or sales of U.S. Government securities.

NOTE 10 — SHARE TRANSACTIONS

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges as the other shares of such Fund.

The Trust has entered into an agreement with NYSE Group, Inc. to list the Funds’ (“Shares”) on NYSE Arca, Inc., an indirect wholly-owned subsidiary of NYSE Group, Inc. Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units will be issued and redeemed principally in-kind, however, the Trust reserves the right to offer a cash option for creations and redemptions of Shares. Once created, Shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Corporation participant and, in each case, must have executed a participant agreement with Foreside Fund Services, LLC, the Funds’ distributor (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

	WBI BullBear Rising Income 2000 ETF				WBI BullBear Value 2000 ETF
	Six-Months Ended		Year Ended		Six-Months Ended		Year Ended
	December 31, 2018		June 30, 2018		December 31, 2018		June 30, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	750,000	$18,647,555	50,000	$1,233,015	—	$—
Shares Redeemed	(450,000)	(10,714,060)	(300,000)	(7,344,460)	(350,000)	(8,146,200)	(1,050,000)	(26,469,535)
	(450,000)	$(10,714,060)	450,000	$11,303,095	(300,000)	$(6,913,185)	(1,050,000)	$(26,469,535)
Beginning Shares	2,200,000		1,750,000		1,850,000		2,900,000
Ending Shares	1,750,000		2,200,000		1,550,000		1,850,000

	WBI BullBear Yield 2000 ETF				WBI BullBear Quality 2000 ETF
	Six-Months Ended		Year Ended		Six-Months Ended		Year Ended
	December 31, 2018		June 30, 2018		December 31, 2018		June 30, 2018
	Shares	Amount	Shares	Amount	Shares		Amount	Amount
Shares Sold	850,000	$20,271,975	150,000	$3,488,160	—	$—	100,000	$2,394,885
Shares Redeemed	(350,000)	(7,643,890)	(750,000)	(16,446,385)	(400,000)	(9,496,750)	(1,350,000)	(32,513,895)
	500,000	$12,628,085	(600,000)	$(12,958,225)	(400,000)	$(9,496,750)	(1,250,000)	$(30,119,010)
Beginning Shares	2,350,000		2,950,000		1,950,000		3,200,000
Ending Shares	2,850,000		2,350,000		1,550,000		1,950,000

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

	WBI BullBear Rising Income 1000 ETF				WBI BullBear Value 1000 ETF
	Six-Months Ended		Year Ended		Six-Months Ended		Year Ended
	December 31, 2018		June 30, 2018		December 31, 2018		June 30, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	100,000	$2,805,460	1,300,000	$34,677,960	—	$—	—	$—
Shares Redeemed	(1,250,000)	(34,474,120)	(450,000)	(11,531,985)	(950,000)	(28,361,200)	(700,000)	(19,951,920)
	(1,150,000)	$(31,668,660)	850,000	$23,145,975	(950,000)	$(28,361,200)	(700,000)	$(19,951,920)
Beginning Shares	2,900,000		2,050,000		2,300,000		3,000,000
Ending Shares	1,750,000		2,900,000		1,350,000		2,300,000

	WBI BullBear Yield 1000 ETF				WBI BullBear Quality 1000 ETF
	Six-Months Ended		Year Ended		Six-Months Ended		Year Ended
	December 31, 2018		June 30, 2018		December 31, 2018		June 30, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	200,000	$5,424,365	300,000	$7,832,870	—	$—	650,000	$17,842,840
Shares Redeemed	(600,000)	(15,504,280)	(550,000)	(13,868,985)	(900,000)	(24,798,715)	(250,000)	(6,607,490)
	(400,000)	$(10,079,915)	(250,000)	$(6,036,115)	(900,000)	$(24,798,715)	400,000	$11,235,350
Beginning Shares	3,200,000		3,450,000		2,300,000		1,900,000
Ending Shares	2,800,000		3,200,000		1,400,000		2,300,000

	WBI BullBear Global Income ETF				WBI BullBear Global High Income ETF
	Six-Months Ended		Year Ended		Six-Months Ended		Year Ended
	December 31, 2018		June 30, 2018		December 31, 2018		June 30, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	1,300,000	$31,249,220	50,000	$1,206,990	250,000	$6,012,100	1,650,000	$40,399,690
Shares Redeemed	(800,000)	(19,110,175)	(2,400,000)	(58,715,525)	(2,550,000)	(60,525,125)	(1,150,000)	(28,167,875)
	500,000	$12,139,045	(2,350,000)	$(57,508,535)	(2,300,000)	$(54,513,025)	500,000	$12,231,815
Beginning Shares	4,050,000		6,400,000		11,500,000		11,000,000
Ending Shares	4,550,000		4,050,000		9,200,000		11,500,000

	WBI BullBear Global Rotation ETF				WBI Power Factor™ High Dividend ETF
	Six-Months Ended		Year Ended		Six-Months Ended		Year Ended
	December 31, 2018		June 30, 2018		December 31, 2018		June 30, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	1,150,000	$28,637,875	100,000	$2,563,295	3,350,000	$91,083,990	550,000	$14,237,490
Shares Redeemed	(100,000)	(2,339,095)	(50,000)	(1,287,985)	(1,500,000)	(34,049,320)	—	—
	1,050,000	$26,298,780	50,000	$1,275,310	1,850,000	$57,034,670	550,000	$14,237,490
Beginning Shares	800,000		750,000		1,950,000		1,400,000
Ending Shares	1,850,000		800,000		3,800,000		1,950,000

Absolute Shares Trust

Expense Examples
For the Six-Months Ended December 31, 2018 (Unaudited)

As a shareholder you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 – December 31, 2018).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

WBI BullBear Rising Income 2000 ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2018	December 31, 2018	During the Period^
Actual	$1,000.00	$874.20	$5.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.24	$6.03

WBI BullBear Value 2000 ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2018	December 31, 2018	During the Period^
Actual	$1,000.00	$ 867.20	$5.85
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.94	$6.32

WBI BullBear Yield 2000 ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2018	December 31, 2018	During the Period^
Actual	$1,000.00	$ 882.00	$5.24
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.64	$5.62

WBI BullBear Quality 2000 ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2018	December 31, 2018	During the Period^
Actual	$1,000.00	$ 900.10	$5.87
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.02	$6.24

WBI BullBear Rising Income 1000 ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2018	December 31, 2018	During the Period^
Actual	$1,000.00	$ 967.60	$5.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.61	$5.65

Absolute Shares Trust

Expense Examples (concluded)
For the Six-Months Ended December 31, 2018 (Unaudited)
WBI BullBear Value 1000 ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2018	December 31, 2018	During the Period^
Actual	$1,000.00	$ 975.00	$5.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.37	$5.89

WBI BullBear Yield 1000 ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2018	December 31, 2018	During the Period^
Actual	$1,000.00	$ 913.70	$5.02
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.96	$5.30

WBI BullBear Quality 1000 ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2018	December 31, 2018	During the Period^
Actual	$1,000.00	$ 947.50	$5.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.30	$5.96

WBI BullBear Global Income ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2018	December 31, 2018	During the Period^
Actual	$1,000.00	$1,031.10	$5.21
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.08	$5.18

WBI BullBear Global High Income ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2018	December 31, 2018	During the Period^
Actual	$1,000.00	$ 933.10	$4.46
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.59	$4.66

WBI BullBear Global Rotation ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2018	December 31, 2018	During the Period^
Actual	$1,000.00	$ 932.60	$6.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.90	$6.36

WBI Power Factor™ High Dividend ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2018	December 31, 2018	During the Period^
Actual	$1,000.00	$ 856.20	$3.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.68	$3.57
_________

^
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

Absolute Shares Trust

Information About Portfolio Holdings
(Unaudited)

The Trust files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Trust’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 772-5810.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are updated daily and posted on their website at www.wbishares.com.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 772-5810, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.wbishares.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 772-5810 and (2) the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.wbishares.com.

Frequency Distributions of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) NAV is available, without charge, on the Funds’ website at www.wbishares.com.

Absolute Shares Trust

Advisor
Millington Securities, Inc.
331 Newman Springs Rd Suite 101
Red Bank, New Jersey  07701

Sub-Advisor
WBI Investments, Inc.
331 Newman Springs Rd Suite 122
Red Bank, New Jersey  07701

Index Provider
Solactive AG
Guiollettstraβe 54
60325 Frankfurt am Main, Germany

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Securities Lending Agent
U.S. Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, Minnesota  55402-7020

Independent Registered
Public Accounting Firm
KPMG LLP
51 John F. Kennedy Parkway
Short Hills, New Jersey  07078

Legal Counsel
K&L Gates LLP
599 Lexington Avenue
New York, New York  10022

WBI BullBear Rising Income 2000 ETF	WBIA
WBI BullBear Value 2000 ETF	WBIB
WBI BullBear Yield 2000 ETF	WBIC
WBI BullBear Quality 2000 ETF	WBID
WBI BullBear Rising Income 1000 ETF	WBIE
WBI BullBear Value 1000 ETF	WBIF
WBI BullBear Yield 1000 ETF	WBIG
WBI BullBear Quality 1000 ETF	WBIL
WBI BullBear Global Income ETF	WBII
WBI BullBear Global High Income ETF	WBIH
WBI BullBear Global Rotation ETF	WBIR
WBI Power Factor™ High Dividend ETF	WBIY

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half of the year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Absolute Shares Trust

By (Signature and Title)*          /s/ Don Schreiber, Jr.
Don Schreiber, Jr., President and Principal Executive Officer

Date   March 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Don Schreiber, Jr.
Don Schreiber, Jr., President and Principal Executive Officer

Date   March 6, 2019

By (Signature and Title)*          /s/ Tracey Crespo
   Tracey Crespo, Treasurer and Principal Financial Officer

Date   March 6, 2019

* Print the name and title of each signing officer under his or her signature.